SEGMENT REPORTING	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
SEGMENT REPORTING	NOTE 3: SEGMENT REPORTING
3.1 Reportable segments
The Company is organized in five operating and reportable segments, which are components engaged in business activities from which they earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the Company), for which discrete financial information is available and whose operating results are evaluated regularly by the chief operating decision maker “CODM” to make decisions about resources to be allocated to the segment and assess its performance. The Company's CODM as of December 31, 2020 was the CEO Office - comprising the Chairman and Chief Executive Officer, Mr. Lakshmi N. Mittal and the President and Chief Financial Officer of ArcelorMittal, Mr. Aditya Mittal. On February 11, 2021, the Board of Directors of ArcelorMittal announced that Aditya Mittal became Chief Executive Officer of the Company (see note 13).
These operating segments include the attributable goodwill, intangible assets, property, plant and equipment, and certain equity method investments. They do not include cash and short-term deposits, short-term investments, tax assets and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment, excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the segment. The treasury function is managed centrally for the Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:
•NAFTA represents the flat, long and tubular facilities of the Company located in Canada, Mexico and the United States (on December 9, 2020, the Company divested ArcelorMittal USA see note 2.3.1). NAFTA produces flat products such as slabs, hot-rolled coil, cold-rolled coil, coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy, construction, packaging and appliances and via distributors or processors. NAFTA also produces long products such as wire rod, sections, rebar, billets, blooms and wire drawing, and tubular products;
•Brazil includes the flat operations of Brazil and the long and tubular operations of Brazil and neighboring countries including Argentina, Costa Rica and Venezuela. Flat products include slabs, hot-rolled coil, cold-rolled coil and coated steel. Long products consist of wire rod, sections, bar and rebar, billets, blooms and wire drawing;
•Europe is the largest flat steel producer in Europe, with operations that range from Spain in the west to Romania in the east, and covering the flat carbon steel product portfolio in all major countries and markets. Europe produces hot-rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily to customers in the automotive, general and packaging sectors. Europe also produces long products consisting of sections, wire rod, rebar, billets, blooms and wire drawing, and tubular products. In addition, it includes Downstream Solutions, primarily an in-house trading and distribution arm of ArcelorMittal. Downstream Solutions also provides value-added and customized steel solutions through further steel processing to meet specific customer requirements;
•ACIS produces a combination of flat, long and tubular products. Its facilities are located in South Africa, Ukraine and Kazakhstan; and
•Mining comprises all mines owned by ArcelorMittal in the Americas (Canada, United States (prior to the divestment described in note 2.3.1), Mexico and Brazil), Asia (Kazakhstan), Europe (Ukraine and Bosnia & Herzegovina) and Africa (Liberia). It provides the Company's steel operations with high quality and low-cost iron ore and coal reserves and also sells limited amounts of mineral products to third parties.

The following table summarizes certain financial data for ArcelorMittal’s operations by reportable segments.

	NAFTA	Brazil	Europe	ACIS	Mining	Others [1]	Elimination	Total
Year ended December 31, 2020
Sales to external customers	13,373	5,548	27,989	4,898	1,451	11	—	53,270
Intersegment sales [2]	224	723	82	609	3,302	13	(4,953)	—
Operating income (loss)	1,667	754	(1,444)	84	1,411	(263)	(99)	2,110
Depreciation and amortization	(449)	(224)	(1,413)	(332)	(500)	(42)	—	(2,960)
Impairment reversal (impairment)	660	—	(527)	—	—	—	—	133
Capital expenditures	459	208	1,039	324	370	39	—	2,439
Year ended December 31, 2019
Sales to external customers	18,478	6,927	37,487	6,487	1,165	71	—	70,615
Intersegment sales [2]	77	1,186	234	350	3,672	353	(5,872)	—
Operating income (loss)	(1,259)	846	(1,107)	(25)	1,215	(295)	(2)	(627)
Depreciation and amortization	(570)	(274)	(1,256)	(364)	(448)	(155)	—	(3,067)
Impairment	(1,300)	—	(525)	(102)	—	—	—	(1,927)
Capital expenditures	727	328	1,353	513	480	171	—	3,572
Year ended December 31, 2018
Sales to external customers	20,145	7,041	40,247	7,506	1,009	85	—	76,033
Intersegment sales [2]	187	1,670	241	455	3,202	307	(6,062)	—
Operating income (loss)	1,889	1,356	1,632	1,094	860	(247)	(45)	6,539
Depreciation and amortization	(522)	(298)	(1,195)	(311)	(418)	(55)	—	(2,799)
Bargain purchase gain[3]	—	—	209	—	—	—	—	209
Impairment	—	(86)	(908)	—	—	—	—	(994)
Capital expenditures	669	244	1,336	534	485	37	—	3,305
1.Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
2.Transactions between segments are reported on the same basis of accounting as transactions with third parties except for certain mining products shipped internally and reported on a cost plus basis.
3.See note 2.2.4.
The reconciliation from operating income to net income (including non-controlling interests) is as follows:

	Year ended December 31,
	2020	2019	2018
Operating (loss)/income	2,110	(627)	6,539
Income from investments in associates and joint ventures	234	347	652
Financing costs - net	(1,256)	(1,652)	(2,210)
(Loss) income before taxes	1,088	(1,932)	4,981
Income tax expense (benefit)	1,666	459	(349)
Net (loss) income (including non-controlling interests)	(578)	(2,391)	5,330
The Company does not regularly provide a measure of total assets and liabilities for each reportable segment to the CODM.
3.2 Geographical information
Geographical information, by country or region, is separately disclosed and represents ArcelorMittal’s most significant regional markets. Attributed assets are operational assets employed in each region and include items such as pension balances that are specific to a country. Unless otherwise stated in the table heading as a segment disclosure, these disclosures are specific to the country or region stated. They do not include goodwill, deferred tax assets, other investments or receivables and other non-current financial assets. Attributed liabilities are those arising within each region, excluding indebtedness.
Sales (by destination)

	Year ended December 31,
	2020	2019	2018
Americas
United States [1]	9,991	15,238	16,271
Brazil	4,396	5,094	4,982
Canada	2,537	3,004	3,563
Mexico	1,707	1,941	1,970
Argentina	679	814	960
Others	872	1,195	1,322
Total Americas	20,182	27,286	29,068
Europe
Germany	4,200	5,694	6,757
Poland	3,231	3,957	4,518
France	3,115	4,114	4,431
Spain	2,817	3,855	4,265
Italy	3,195	4,317	3,333
Czech Republic	752	1,244	1,782
Turkey	1,075	1,499	1,683
United Kingdom	966	1,434	1,471
Belgium	1,274	1,617	1,309
Netherlands	878	1,142	1,209
Russia	804	876	1,144
Romania	335	720	708
Ukraine [2]	515	540	635
Others	3,148	4,359	5,018
Total Europe	26,305	35,368	38,263
Asia & Africa
South Africa	1,366	2,260	2,742
Morocco	492	583	628
Egypt	103	309	206
Rest of Africa	619	1,278	1,257
China	1,622	676	608
Kazakhstan	425	470	496
South Korea	331	380	365
India	142	95	92
Rest of Asia	1,683	1,910	2,308
Total Asia & Africa	6,783	7,961	8,702
Total	53,270	70,615	76,033
1.On December 9, 2020, the Company completed the sale of ArcelorMittal USA. The sales of the operations disposed of were consolidated by ArcelorMittal until December 9, 2020, see note 2.3.1.
2.Ukraine is presented separately in 2020, due to the increased contribution. In prior periods Ukraine was included in others. The comparative periods are revised to align with the current presentation.
Revenues from external customers attributed to the country of domicile (Luxembourg) were 114, 151 and 162 for the years ended December 31, 2020, 2019 and 2018, respectively.
Non-current assets[1] per significant country:

	December 31,
	2020	2019
Americas
Canada	5,213	5,336
Brazil	3,330	4,254
United States [2]	116	2,878
Mexico	1,457	1,408
Argentina	249	266
Venezuela	17	17
Others	18	16
Total Americas	10,400	14,175
Europe
France	4,207	4,293
Germany	2,789	2,665
Belgium	2,712	2,695
Poland	2,546	2,508
Ukraine	2,154	2,674
Spain	2,058	1,920
Italy [3]	15	1,488
Luxembourg	1,297	1,231
Bosnia and Herzegovina	189	188
Romania	56	62
Czech Republic	28	31
Others	191	165
Total Europe	18,242	19,920
Asia & Africa
Kazakhstan	1,401	1,519
South Africa	528	568
Liberia	132	157
Morocco	102	92
Others	137	128
Total Asia & Africa	2,300	2,464
Unallocated assets	23,137	22,733
Total	54,079	59,292
1.Non-current assets do not include goodwill (as it is not allocated to the individual countries), deferred tax assets, investments in associates and joint ventures, other investments and other non-current financial assets. Such assets are presented under the caption “Unallocated assets”.
2.On December 9, 2020, the Company completed the sale of ArcelorMittal USA assets (see note 2.3.1).
3.On December 10, 2020, the Company signed a binding agreement with Invitalia, an Italian state-owned company, to form a public-private partnership between the parties. As a result, the carrying amounts of the assets of ArcelorMittal Italia was classified as held for sale and will be accounted for under the equity method upon closing of the first investment (expected in the first quarter of 2021), see note 2.3.2.
3.3 Sales by type of products
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others mainly include non-steel and by-products sales, manufactured and specialty steel products sales, shipping and other services.

	Year ended December 31,
	2020	2019	2018
Flat products	31,584	43,633	46,734
Long products	11,117	13,706	15,751
Tubular products	1,343	2,044	2,158
Mining products	1,451	1,165	1,009
Others	7,775	10,067	10,380
Total	53,270	70,615	76,033
3.4 Disaggregated revenue
Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers:

Year ended December 31, 2020	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	12,791	5,226	25,437	4,232	—	—	47,686
Non-steel sales [1]	76	47	621	319	1,412	—	2,475
By-product sales [2]	83	82	553	90	—	—	808
Other sales [3]	423	193	1,378	257	39	11	2,301
Total	13,373	5,548	27,989	4,898	1,451	11	53,270

Year ended December 31, 2019	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	17,669	6,467	33,759	5,789	—	—	63,684
Non-steel sales [1]	122	66	1,130	239	1,117	—	2,674
By-product sales [2]	114	93	816	135	—	—	1,158
Other sales [3]	573	301	1,782	324	48	71	3,099
Total	18,478	6,927	37,487	6,487	1,165	71	70,615

Year ended December 31, 2018	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	19,372	6,582	36,603	6,748	—	—	69,305
Non-steel sales [1]	148	31	882	243	968	—	2,272
By-product sales [2]	124	115	947	182	—	—	1,368
Other sales [3]	501	313	1,815	333	41	85	3,088
Total	20,145	7,041	40,247	7,506	1,009	85	76,033
1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity;
2.By-product sales mainly relate to slag, waste and coke by-products;
3.Other sales are mainly comprised of shipping and other services.